Item 1. Report to Shareholders

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Equity Income shares
                    6 Months      Year
                       Ended     Ended
                     6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
NET ASSET VALUE
Beginning of period  $ 19.79  $  23.65  $  24.67  $  24.81  $  26.32  $  26.07
Investment activities
  Net investment
  income (loss)         0.17      0.38      0.37      0.50      0.54      0.61

  Net realized and
  unrealized
  gain (loss)           1.75     (3.43)    (0.02)**   2.51      0.45      1.74

  Total from
  investment
  activities            1.92     (3.05)     0.35      3.01      0.99      2.35

Distributions
  Net investment
  income               (0.17)    (0.36)    (0.36)    (0.51)    (0.53)    (0.61)

  Net realized
  gain                 (0.02)    (0.45)    (1.01)    (2.64)    (1.97)    (1.49)

  Total
  distributions        (0.19)    (0.81)    (1.37)    (3.15)    (2.50)    (2.10)

NET ASSET VALUE
End of period        $ 21.52  $  19.79  $  23.65  $  24.67  $  24.81  $  26.32
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^           9.78%  (13.04)%     1.64%     13.12%    3.82%     9.23%
Ratio of total
expenses to
average net assets      0.80%+    0.79%     0.80%     0.78%     0.77%     0.77%
Ratio of net
investment income
(loss) to average
net assets              1.73%+    1.72%     1.53%     2.01%     1.95%     2.26%
Portfolio
turnover rate           6.80%+    15.2%     17.3%     21.9%     21.8%     22.6%
Net assets,
end of period
(in millions)        $ 10,227 $   8,954 $  10,128 $  10,187 $  12,321 $  13,495

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Equity Income-Advisor Class shares
                                 6 Months         Year                   3/31/00
                                    Ended        Ended                   Through
                                  6/30/03     12/31/02     12/31/01     12/31/00
NET ASSET VALUE
Beginning
of period                       $  19.75     $  23.63     $  24.68     $  23.24

Investment activities
  Net investment
  income (loss)                     0.16         0.37         0.34         0.36

  Net realized and
  unrealized
  gain (loss)                       1.75        (3.45)       (0.02)        3.41

  Total from
  investment
  activities                        1.91        (3.08)        0.32         3.77

Distributions
  Net investment
  income                           (0.15)       (0.35)       (0.36)       (0.40)

  Net realized
  gain                             (0.02)       (0.45)       (1.01)       (1.93)

  Total
  distributions                    (0.17)       (0.80)       (1.37)       (2.33)

NET ASSET VALUE
End of period                   $  21.49     $  19.75     $  23.63     $  24.68
                                ------------------------------------------------

Ratios/Supplemental Data
Total return^                      9.73%      (13.18)%        1.51%      16.62%

  Ratio of total expenses to
  average net assets               0.93%+        0.94%        0.90%       0.60%+

  Ratio of net investment
  income (loss) to average
  net assets                       1.60%+        1.72%        1.44%       2.09%+

  Portfolio turnover rate          6.80%+        15.2%        17.3%       21.9%+

  Net assets,
  end of period
  (in thousands)               $1,166,059    $878,375     $307,957     $    851

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Equity Income-R Class shares

                                                   6 Months              9/30/02
                                                      Ended              Through
                                                    6/30/03             12/31/02
NET ASSET VALUE
Beginning of period                                $ 19.78             $ 18.54

  Investment activities
  Net investment income (loss)                        0.14                0.09**

  Net realized and
  unrealized gain (loss)                              1.74                1.61**

  Total from
  investment activities                               1.88                1.70

Distributions
  Net investment income                              (0.13)              (0.11)

  Net realized gain                                  (0.02)              (0.35)

  Total distributions                                (0.15)              (0.46)

NET ASSET VALUE
End of period                                      $ 21.51             $ 19.78
                                                   ---------------------------

Ratios/Supplemental Data
Total return^                                         9.56%               9.15%

Ratio of total expenses to
average net assets                                   1.18%+               1.08%+

Ratio of net investment
income (loss) to average
net assets                                           1.37%+               3.22%+

Portfolio turnover rate                              6.80%+               15.2%+
Net assets, end of period
(in thousands)                                     $ 14,208              $ 5,759


** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The amount may be inconsistent with aggregate income, gains and losses reported elsewhere in the financial statements because of the timing of the fund share transactions in relation to shareholder distributions and fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

PORTFOLIO OF INVESTMENTS                                Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS  94.7%

CONSUMER DISCRETIONARY  16.1%
AUTOMOBILES  0.3%

Ford Motor                                           3,500,000       $    38,465

                                                                          38,465

DISTRIBUTORS  0.6%

Genuine Parts                                        2,300,000            73,623

                                                                          73,623

HOTELS, RESTAURANTS & LEISURE  2.8%

Hilton                                               5,520,000            70,601

McDonald's                                           6,500,000           143,390

Starwood Hotels & Resorts Worldwide, REIT            3,750,000           107,212

                                                                         321,203

HOUSEHOLD DURABLES  1.7%

Black & Decker                                       1,000,000            43,450

Fortune Brands                                       2,000,000           104,400

Stanley Works                                        1,741,000            48,052

                                                                         195,902

LEISURE EQUIPMENT & PRODUCTS  1.6%

Eastman Kodak                                        3,250,000            88,887

Hasbro                                               5,000,000            87,450

                                                                         176,337

MEDIA  6.6%

AOL Time Warner *                                   10,500,000           168,945

Comcast, Class A *                                   3,750,000           113,175

Disney                                               6,987,100           137,995

Dow Jones                                            3,000,000           129,090

Knight-Ridder                                        1,750,000           120,628

New York Times, Class A                              1,000,000            45,500

Reader's Digest, Class A                             3,000,000            40,440

                                                                         755,773

MULTILINE RETAIL  0.7%

J.C. Penney                                            800,000            13,480

May Department Stores                                2,900,000            64,554

                                                                          78,034

SPECIALTY RETAIL  1.8%

Home Depot                                           4,250,000       $   140,760

Toys "R" Us *                                        5,000,000            60,600

                                                                         201,360

Total Consumer Discretionary                                           1,840,697


CONSUMER STAPLES  6.8%

BEVERAGES  0.7%

Brown-Forman, Class B                                1,000,000            78,620

                                                                          78,620

FOOD PRODUCTS  2.4%

Campbell Soup                                        4,000,000            98,000

General Mills                                        1,750,000            82,967

Hershey Foods                                          350,000            24,381

Kellogg                                              1,000,000            34,370

McCormick                                            1,100,000            29,920

                                                                         269,638

HOUSEHOLD PRODUCTS  1.5%

Clorox                                               1,700,000            72,505

Kimberly-Clark                                       2,000,000           104,280

                                                                         176,785

PERSONAL PRODUCTS  0.7%

Gillette                                             2,500,000            79,650

                                                                          79,650

TOBACCO  1.5%

Altria Group                                         1,750,000            79,520

UST                                                  2,600,000            91,078

                                                                         170,598

Total Consumer Staples                                                   775,291

ENERGY  9.6%

ENERGY EQUIPMENT & SERVICES  0.9%

Baker Hughes                                         1,100,000            36,927

Schlumberger                                         1,500,000            71,355

                                                                         108,282

OIL & GAS  8.7%

Amerada Hess                                         2,250,000       $   110,655

BP ADR                                               3,000,000           126,060

ChevronTexaco                                        3,000,000           216,600

Exxon Mobil                                          6,750,000           242,393

Marathon Oil                                         2,000,000            52,700

Royal Dutch Petroleum ADS                            3,200,000           149,184

Unocal                                               3,170,000            90,947

                                                                         988,539

Total Energy                                                           1,096,821

FINANCIALS  17.9%

CAPITAL MARKETS  2.5%

J.P. Morgan Chase                                    3,300,000           112,794

Mellon Financial                                     4,000,000           111,000

Northern Trust                                       1,500,600            62,710

                                                                         286,504

COMMERCIAL BANKS  5.8%

Bank of America                                      1,490,000           117,755

Bank One                                             4,250,000           158,015

FleetBoston Financial                                4,750,000           141,122

Mercantile Bankshares                                2,000,000            78,760

National City                                        1,920,000            62,803

Wells Fargo                                          1,400,000            70,560

Wilmington Trust, Series A                           1,000,000            29,350

                                                                         658,365

CONSUMER FINANCE  1.2%

American Express                                     3,200,000           133,792

                                                                         133,792

DIVERSIFIED FINANCIAL SERVICES  1.2%

Citigroup                                            2,240,000            95,872

Moody's                                                900,000            47,439

                                                                         143,311

INSURANCE  5.7%

American International Group                         1,070,658       $    59,079

Aon                                                  1,600,000            38,528

Chubb                                                1,600,000            96,000

John Hancock Financial Services                      1,328,592            40,828

Lincoln National                                     2,730,188            97,277

Prudential Financial                                 1,000,000            33,650

SAFECO                                               3,400,000           119,952

St. Paul Companies                                   2,200,000            80,322

UnumProvident                                        6,233,300            83,588

                                                                         649,224

REAL ESTATE  0.7%

Simon Property Group, REIT                           2,000,000            78,060

                                                                          78,060

THRIFTS & MORTGAGE FINANCE  0.8%

Fannie Mae                                           1,400,000            94,416

                                                                          94,416

Total Financials                                                       2,043,672


HEALTH CARE  9.4%

HEALTH CARE EQUIPMENT & SUPPLIES  1.3%

Baxter International                                 3,500,000            91,000

Becton, Dickinson                                    1,500,000            58,275

                                                                         149,275

HEALTH CARE PROVIDERS & SERVICES  0.8%

CIGNA                                                1,900,000            89,186

                                                                          89,186

PHARMACEUTICALS  7.3%

Abbott Laboratories                                  1,600,000            70,016

Bristol-Myers Squibb                                 7,350,000           199,553

Merck                                                4,750,000           287,612

Schering-Plough                                      6,250,000           116,250

Wyeth                                                3,500,000           159,425

                                                                         832,856

Total Health Care                                                      1,071,317

INDUSTRIALS & BUSINESS SERVICES  14.4%

AEROSPACE & DEFENSE  4.1%

Boeing                                               1,800,000       $    61,776

Honeywell International                              7,250,000           194,663

Lockheed Martin                                      1,050,000            49,949

Raytheon                                             1,817,700            59,693

Rockwell Collins                                     4,228,400           104,145

                                                                         470,226

COMMERCIAL SERVICES & SUPPLIES  1.8%

Dun & Bradstreet *                                   1,250,000            51,375

R.R. Donnelley                                       1,800,000            47,052

Waste Management                                     4,560,000           109,850

                                                                         208,277

ELECTRICAL EQUIPMENT  3.0%

Cooper Industries                                    3,600,000           148,680

Emerson Electric                                     1,100,000            56,210

Hubbell, Class B                                     1,968,000            65,141

Rockwell Automation                                  2,800,000            66,752

                                                                         336,783

INDUSTRIAL CONGLOMERATES  2.1%

GE                                                   7,000,000           200,760

Tyco International                                   2,200,000            41,756

                                                                         242,516

MACHINERY  1.4%

Eaton                                                  700,000            55,027

Pall                                                 4,600,000           103,500

                                                                         158,527

ROAD & RAIL  2.0%

Norfolk Southern                                     4,200,000            80,640

Union Pacific                                        2,500,000           145,050


                                                                         225,690

Total Industrials & Business Services                                  1,642,019

INFORMATION TECHNOLOGY  4.3%

COMMUNICATIONS EQUIPMENT  1.3%

Cisco Systems *                                      3,000,000       $    50,070

Lucent Technologies *                               11,250,000            22,838

Motorola                                             8,000,000            75,440

                                                                         148,348

COMPUTER & PERIPHERALS  1.3%

Hewlett-Packard                                      6,920,625           147,409

                                                                         147,409

OFFICE ELECTRONICS  0.2%

Xerox *                                              2,100,000            22,239

                                                                          22,239

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT  0.6%

Agere Systems

     Class A *                                       6,770,310            15,775

     Class B *                                       2,447,207             5,628

Texas Instruments                                    2,850,000            50,160

                                                                          71,563

SOFTWARE  0.9%

Microsoft                                            3,750,000            96,038

                                                                          96,038

Total Information Technology                                             485,597

MATERIALS  5.2%

CHEMICALS  3.5%

Dow Chemical                                         3,500,000           108,360

DuPont                                               3,000,000           124,920

Great Lakes Chemical+                                2,700,000            55,080

Hercules *                                           4,641,400            45,950

International Flavors & Fragrances                   2,250,000            71,842

                                                                         406,152
METALS & MINING  0.2%

Alcoa                                                  800,000            20,400

                                                                          20,400

PAPER & FOREST PRODUCTS  1.5%

International Paper                                  4,000,000       $   142,920

MeadWestvaco                                         1,100,000            27,170

                                                                         170,090

Total Materials                                                          596,642


TELECOMMUNICATION SERVICES  6.3%

DIVERSIFIED TELECOMMUNICATION SERVICES  6.3%

Alltel                                               2,250,000           108,495

AT&T                                                 4,000,000            77,000

Qwest Communications International *                20,000,000            95,600

SBC Communications                                   5,000,000           127,750

Sprint                                               6,000,000            86,400

Verizon Communications                               5,750,000           226,838

Total Telecommunication Services                                         722,083


UTILITIES  4.7%

ELECTRIC UTILITIES  2.7%

Constellation Energy Group                           3,500,000           120,050

FirstEnergy                                          1,700,000            65,365

PPL                                                    791,504            34,035

TXU                                                  4,114,500            92,370

                                                                         311,820

GAS UTILITIES  0.8%
NiSource                                             4,750,000            90,250

                                                                          90,250

MULTI-UTILITIES & UNREGULATED POWER  1.2%

Duke Energy                                          4,750,000            94,763

El Paso Energy                                       4,500,000            36,360

                                                                         131,123


Total Utilities                                                          533,193

Total Common Stocks (Cost  $10,136,779)                               10,807,332

CONVERTIBLE PREFERRED STOCKS  0.8%

Ford Motor Company Capital Trust II, 6.50%             574,000       $    24,940

Lucent Technologies, 8.00%                              66,228            67,530

Total Convertible Preferred Stocks
(Cost  $84,242)                                                           92,470


SHORT-TERM INVESTMENTS  4.2%

Money Market Funds  4.2%

T. Rowe Price Reserve Investment Fund, 1.16% #+     477,763,988          477,764

Total Short-Term Investments (Cost  $477,764)                            477,764


TOTAL INVESTMENTS IN SECURITIES

99.7% of Net Assets (Cost $10,698,785)                              $ 11,377,566

Other Assets Less Liabilities                                             29,791

NET ASSETS                                                          $ 11,407,357
                                                                    ------------

      #  Seven-day yield
      *  Non-income producing
      +  Affiliated company - See Note 2.
    ADR  American Depository Receipts
    ADS  American Depository Shares
   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities, at value

    Affiliated companies (cost $591,493)                             $   532,844

    Other companies (cost $ 10,107,292)                               10,844,722

  Total investments in securities                                     11,377,566

  Other assets                                                            51,029

  Total assets                                                        11,428,595

  Liabilities

  Total liabilities                                                       21,238


  NET ASSETS                                                         $11,407,357
                                                                     -----------

  Net Assets Consist of:

  Undistributed net investment income (loss)                         $     6,044

  Undistributed net realized gain (loss)                                  90,845

  Net unrealized gain (loss)                                             678,781

  Paid-in-capital applicable to 530,233,799
  shares of no par value capital stock outstanding;
  unlimited shares authorized                                         10,631,687


  NET ASSETS                                                         $11,407,357
                                                                     -----------

  NET ASSET VALUE PER SHARE

  Equity Income shares
  ($10,227,090,286/475,300,075 shares outstanding)                   $     21.52

  Equity Income-Advisor Class shares
  ($1,166,058,620/54,273,091 shares outstanding)                     $     21.49

  Equity Income-R Class shares
  ($14,208,028/660,633 shares outstanding)                           $     21.51

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                        6 Months
                                                                           Ended
                                                                         6/30/03

  Investment Income (Loss)

  Income

    Dividend                                                         $  125,139

    Income distributions from mutual funds                                2,266

    Total income                                                        127,405

  Expenses

    Investment management                                                28,766

    Shareholder servicing

      Equity Income shares                                               10,201

      Equity Income-Advisor Class shares                                    437

      Equity Income-R Class shares                                            6

    Distribution

      Equity Income-Advisor Class shares                                  1,151

      Equity Income-R Class shares                                           31

    Prospectus and shareholder reports

      Equity Income shares                                                  192

      Equity Income-Advisor Class shares                                     48

    Custody and accounting                                                  170

    Registration                                                             77

    Trustees                                                                 27

    Legal and audit                                                          20

    Total expenses                                                       41,126

    Expenses paid indirectly                                                (97)

    Net expenses                                                         41,029

  Net investment income (loss)                                           86,376


  Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                                 91,372

  Change in net unrealized gain (loss) on securities                    813,093

  Net realized and unrealized gain (loss)                               904,465

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                             $  990,841
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                        6 Months            Year
                                                           Ended           Ended
                                                         6/30/03        12/31/02

  Increase (Decrease) in Net Assets

  Operations

    Net investment income (loss)                     $    86,376    $   175,910

    Net realized gain (loss)                              91,372        207,302

    Change in net unrealized gain (loss)                 813,093     (1,840,249)

    Increase (decrease) in net
    assets from operations                               990,841     (1,457,037)

  Distributions to shareholders

    Net investment income

      Equity Income shares                              (79,452)       (159,289)

      Equity Income-Advisor Class shares                 (7,402)        (10,398)

      Equity Income-R Class shares                          (84)            (12)

    Net realized gain

      Equity Income shares                               (9,240)       (199,037)

      Equity Income-Advisor Class shares                   (928)        (16,452)

      Equity Income-R Class shares                          (13)            (40)

    Decrease in net assets from distributions           (97,119)       (385,228)

  Capital share transactions *

   Shares sold

      Equity Income shares                            1,001,705       1,866,678

      Equity Income-Advisor Class shares                415,235         914,477

      Equity Income-R Class shares                        9,094           5,925

    Distributions reinvested

      Equity Income shares                               84,147         342,908

      Equity Income-Advisor Class shares                  8,280          26,707

      Equity Income-R Class shares                           97              52

    Shares redeemed

      Equity Income shares                             (622,977)     (1,650,176)

      Equity Income-Advisor Class shares               (218,158)       (262,683)

      Equity Income-R Class shares                       (1,610)           (123)

    Increase (decrease) in net assets from
    capital share transactions                          675,813        1,243,765

  Net Assets

  Increase (decrease) during period                   1,569,535        (598,500)

  Beginning of period                                 9,837,822      10,436,322

  End of period                                     $11,407,357     $ 9,837,822
                                                    -----------     -----------

*Share information

    Shares sold

      Equity Income shares                               50,438          84,263

      Equity Income-Advisor Class shares                 20,500          43,125

      Equity Income-R Class shares                          447             294

   Distributions reinvested

      Equity Income shares                                4,213          16,415

      Equity Income-Advisor Class shares                    411           1,309

      Equity Income-R Class shares                            5               3

    Shares redeemed

      Equity Income shares                              (31,672)        (76,535)

      Equity Income-Advisor Class shares                (11,101)        (13,002)

      Equity Income-R Class shares                          (82)             (6)

    Increase (decrease) in shares
    outstanding                                          33,159          55,866


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The fund has three classes of shares: Equity Income Fund (Equity Income class), offered since October 31, 1985, Equity Income Fund-Advisor Class (Advisor Class), offered since March 31, 2000, and Equity Income Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses
Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $96,000 and $1,000, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $532,844,000, representing 4.7% of the value of the fund's investments in securities. For the six months then ended, $486,000 (0.4%) of dividend income, and $2,266,000 (100.0%) of interest income reflected in the accompanying financial statements resulted from transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $780,689,000 and $334,954,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

At June 30, 2003, the cost of investments for federal income tax purposes was $10,698,785,000. Net unrealized gain aggregated $678,781,000 at period-end, of which $2,095,201,000 related to appreciated investments and $1,416,420,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $5,338,000.

Through December 31, 2003 for the Advisor Class and through April 30, 2004 for the R Class, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.00% and 1.30%, respectively. Thereafter, through December 31, 2005 for the Advisor Class and through April 30, 2006 for the R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.00% and 1.30%, respectively. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Equity Income class and R Class. Expenses incurred pursuant to these service agreements totaled $7,188,000 for the six months ended June 30, 2003, of which $1,559,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. At June 30, 2003, approximately 0.001% of the outstanding shares of the Equity Income class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds.

Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003 the Equity Income class was allocated $1,029,000 of Spectrum Funds' expenses, of which $454,000 related to services provided by Price and $421,000 was payable at period-end. At June 30, 2003, approximately 7.1% of the outstanding shares of the Equity Income class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $2,266,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003